SCHEDULE OF REPAYMENT OF LONG TERM BORROWINGS (Details)	Jun. 30, 2026 USD ($)
Debt Disclosure [Abstract]
2027	$ 324,240
2028	884,290
2029	707,433
Total	$ 1,915,963